Risk/Return Detail Data - FidelityMunicipalBondIndexFund-PRO	Aug. 29, 2024 USD ($)
Risk/Return:
Registrant Name	Fidelity Salem Street Trust
FidelityMunicipalBondIndexFund-PRO | Fidelity Municipal Bond Index Fund
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund: Fidelity® Municipal Bond Index Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity® Municipal Bond Index Fund seeks to provide a high current yield exempt from federal income tax.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. In addition to the fees and expenses described below, your broker may also require you to pay brokerage commissions on purchases and sales of the fund, which are not reflected in the table and example below.
Shareholder Fees Caption [Text]	Shareholder fees
(fees paid directly from your investment)	none
Operating Expenses Caption [Text]	Annual Operating Expenses
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 15 % of the average value of its portfolio.
Portfolio Turnover, Rate	15.00%
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing at least 80% of assets in municipal securities whose interest is exempt from federal income tax (but may be subject to the federal alternative minimum tax). Normally investing at least 80% of assets in securities included in the Bloomberg Municipal Bond Index, a market value-weighted index of investment-grade municipal bonds with maturities of one year or more. Using statistical sampling techniques based on duration, maturity, interest rate sensitivity, security structure, and credit quality to attempt to replicate the returns of the Bloomberg Municipal Bond Index using a smaller number of securities.
Risk [Heading]	Principal Investment Risks
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Availability Website Address [Text]	www.fidelity.com
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Annual Return, Inception Date	Jul. 11, 2019
Year to Date Return, Label	Year-to-Date Return
Bar Chart, Year to Date Return, Date	Jun. 30, 2024
Bar Chart, Year to Date Return	(0.37%)
Highest Quarterly Return, Label	Highest Quarter Return
Highest Quarterly Return, Date	Dec. 31, 2023
Highest Quarterly Return	7.70%
Lowest Quarterly Return, Label	Lowest Quarter Return
Lowest Quarterly Return, Date	Mar. 31, 2022
Lowest Quarterly Return	(6.14%)
Performance Table Heading	Average Annual Returns
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityMunicipalBondIndexFund-PRO | Fidelity Municipal Bond Index Fund | Fidelity Municipal Bond Index Fund
Risk/Return:
Management fee	0.07%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.07%
1 year	$ 7
3 years	23
5 years	40
10 years	$ 90
2020	3.10%
2021	1.27%
2022	(9.42%)
2023	5.92%
FidelityMunicipalBondIndexFund-PRO | Fidelity Municipal Bond Index Fund | Return Before Taxes | Fidelity Municipal Bond Index Fund
Risk/Return:
Label	Return Before Taxes
Past 1 year	5.92%
Since Inception	0.29%	[1]
FidelityMunicipalBondIndexFund-PRO | Fidelity Municipal Bond Index Fund | After Taxes on Distributions | Fidelity Municipal Bond Index Fund
Risk/Return:
Label	Return After Taxes on Distributions
Past 1 year	5.92%
Since Inception	0.29%	[1]
FidelityMunicipalBondIndexFund-PRO | Fidelity Municipal Bond Index Fund | After Taxes on Distributions and Sales | Fidelity Municipal Bond Index Fund
Risk/Return:
Label	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	4.49%
Since Inception	0.63%	[1]
FidelityMunicipalBondIndexFund-PRO | Fidelity Municipal Bond Index Fund | LB015
Risk/Return:
Label	Bloomberg Municipal Bond Index
Past 1 year	6.40%
Since Inception	1.31%

[1]	A From July 11, 2019 .